Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingent Liabilities
Minimum future rental payments required under operating leases
2014	$191.5
2015	192.6
2016	191.3
2017	191.2
2018	189.7
2019 and thereafter	3,948.1
$4,904.4